Description of Business (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) BusinessDay $ / shares	Mar. 31, 2024 $ / shares	Aug. 17, 2023 $ / shares shares	Aug. 16, 2023 shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares
Description of Business [Line Items]
Accumulated deficit	$ 240,585	$ 227,461						$ 217,453
Cash balance	4,177	$ 3,845						$ 13,250
Closing bid price (in dollars per ADS) | $ / shares		$ 1
Stockholders equity requirement	2,500	$ 2,500
Remaining shareholder's deficit required to get listed in Nasdaq listing	$ 3,700	$ 200
Ordinary shares, par value | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	£ 0.01
Number of ordinary shares representing one american depositary share | shares				2,000	100
Minimum
Description of Business [Line Items]
Threshold consecutive trading day period for bid | BusinessDay		10